Accounting information and policies - New accounting standards and interpretations (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Additional service cost	£ 87	£ 38	£ 64
Ireland
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Additional service cost	(4)	(34)	£ 13
Amendments to IAS 19 | Ireland
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Additional service cost	£ 1	£ 1